CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net income	$ 33,077,000	$ 61,649,000
Adjustments to reconcile net income to cash provided by operating activities
Depreciation and amortization of deferred charges	26,661,000	20,457,000
Amortization of debt issuance costs (Note 9)	1,293,000	1,104,000
Compensation cost on restricted stock (Note 8(h))	4,826,000	4,931,000
Provision for credit loss	0	133,000
Dividend income (Note 2(d))	0	(100,000)
Gain on sale of vessels (Notes 3)	(4,995,000)	0
Gain on dividend distribution (Note 2(f))	(761,000)	0
Loss on extinguishment of debt (Note 5)	748,000	0
Gain on deconsolidation of subsidiary (Note 2(e))	(844,000)	0
Gain from equity method investments (Note 2(c) and (e))	(244,000)	(767,000)
(Increase) / Decrease
Accounts receivable, trade	2,832,000	(3,067,000)
Due from related parties	35,000	854,000
Inventories	(95,000)	(121,000)
Prepaid expenses and other assets	(2,833,000)	(267,000)
Other non-current assets	(409,000)	(904,000)
Increase / (Decrease)
Accounts payable, trade and other	(960,000)	858,000
Due to related parties	59,000	193,000
Accrued liabilities	(987,000)	3,029,000
Deferred revenue	(1,978,000)	1,973,000
Other non-current liabilities	77,000	(50,000)
Drydock cost	(2,947,000)	(9,068,000)
Net Cash Provided by Operating Activities	52,555,000	80,837,000
Cash Flows from Investing Activities:
Payments to acquire vessels and vessel improvements (Note 3 and 2(e))	(29,125,000)	(22,733,000)
Proceeds from sale of vessels, net of expenses (Note 3)	18,603,000	0
Advances from related party (Note 2(e))	0	4,400,000
Time deposits	(7,500,000)	0
Payments to acquire other assets (Note 2(e))	(216,000)	0
Cash divested from deconsolidation (Note 2(e))	(771,000)	0
Proceeds from convertible loan with limited partnership (Note 2(e))	25,189,000	0
Payments to acquire furniture and fixtures (Note 4)	(308,000)	(436,000)
Net Cash Provided by/(Used in) Investing Activities	5,872,000	(18,769,000)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt and finance liabilities (Notes 5 and 6)	57,696,000	2,218,000
Proceeds from issuance of common stock, net of expenses (Note 8(e))	(76,000)	4,980,000
Payments of dividends, preferred stock (Note 8(b))	(2,884,000)	(2,884,000)
Payments of dividends, common stock (Note 8(f))	(15,965,000)	(38,839,000)
Payments for repurchase of common stock (Note 8(e))	0	(928,000)
Payments of financing costs (Notes 5 and 6)	(1,656,000)	(513,000)
Repayments of long-term debt and finance liabilities (Notes 5 and 6)	(49,353,000)	(22,548,000)
Net Cash Provided by / (Used in) Financing Activities	(12,238,000)	(58,514,000)
Cash, Cash Equivalents and Restricted Cash, Period Increase/(Decrease)	46,189,000	3,554,000
Cash, Cash Equivalents and Restricted Cash, Beginning Balance	97,428,000	126,788,000
Cash, Cash Equivalents and Restricted Cash, Ending Balance	143,617,000	130,342,000
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	123,117,000	112,842,000
Restricted cash, current	0	500,000
Restricted cash, non-current	20,500,000	17,000,000
Cash, Cash Equivalents and Restricted Cash, Total	143,617,000	130,342,000
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash acquisition of assets (Note 3)	7,809,000	47,558,000
Non-cash Finance Liability	0	47,782,000
Stock issued in noncash financing activities (Note 3	7,809,000	0
Non-cash investments acquired (Note 3 and 2(d))	10,000,000	0
Noncash dividend (Note 8(g))	10,761,000	0
Transfer to investments	0	1,370,000
Interest paid	$ 22,523,000	$ 8,581,000